Impairments of streams, royalties and other interests - Elevation Gold (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2023
Impairment of Streams, Royalties and other interests
Impairment charge	$ (4,300)	$ 148,034
Mineral interest impairment charges		0
Elevation Gold
Impairment of Streams, Royalties and other interests
Recoverable amount		0
Impairment loss (reversal) and credit loss charge	(4,300)
Impairment charge		40,100
Elevation Gold | Loans receivable
Impairment of Streams, Royalties and other interests
Expected credit losses			$ 9,700
Moss
Impairment of Streams, Royalties and other interests
Silver stream acquisition (as a percent)				100.00%
Mineral interest impairment charges	$ 0	$ (18,688)
Loan receivable - Elevation
Impairment of Streams, Royalties and other interests
Interest rate (percent)		10.00%
Loan receivable - Elevation | Loans receivable
Impairment of Streams, Royalties and other interests
Financial assets at amortized cost			17,700
Promissory and demand notes receivable - Elevation | Loans receivable
Impairment of Streams, Royalties and other interests
Financial assets at amortized cost			$ 6,500